Derivative and Hedging Instruments - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 513,010	$ 499,021
Fair value of reinsurance ceded guaranteed minimum income benefits	221	281
Fair value of reinsurance assumed guaranteed minimum income benefits	0	0
Fair value of credit and interest rate embedded derivatives	277	265
Variable Annuity 1
Disclosure of detailed information about hedging instruments [line items]
Notional amount	94,000	90,000
Shareholders and other equity holders’ accumulated other comprehensive income (loss) (“AOCI”)
Disclosure of detailed information about hedging instruments [line items]
Net losses reclassified from AOCI to net income	$ 11
Maximum time frame for which variable cash flows are hedged	30 years
Continuing Cash Flow Hedges
Disclosure of detailed information about hedging instruments [line items]
Changes in fair value	$ (54)	10
CPI Cash Flow hedges
Disclosure of detailed information about hedging instruments [line items]
Changes in fair value	$ (60)	(42)
CPI Cash Flow hedges | Shareholders and other equity holders’ accumulated other comprehensive income (loss) (“AOCI”)
Disclosure of detailed information about hedging instruments [line items]
Maximum time frame for which variable cash flows are hedged	11 years
De-Designated Hedges
Disclosure of detailed information about hedging instruments [line items]
Changes in fair value	$ 0	$ 0